Employee costs	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Employee costs
28. Employee costs

For the year ended March 31,	2018	2019	2020	2020
	( ₹ in million)	( ₹ in million)	( ₹ in million)	(US dollars in million)
Salaries and wages	29,851	33,657	30,217	401
Contributions to provident and other funds	2,392	1,803	1,735	23
Share based payments	1,177	1,176	727	10
JV Employee cost allocation	(5,883)	(6,406)	(5,759)	(77)

	27,537	30,230	26,920	357